Real Estate Investments, Net (Narrative) (Details)									1 Months Ended	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 16, 2020 USD ($)	Nov. 02, 2020 USD ($) property	Mar. 19, 2020 USD ($) property	Aug. 27, 2019 USD ($)	Aug. 22, 2019 USD ($) property	Feb. 06, 2019 USD ($) property	Dec. 05, 2018 USD ($)	Nov. 06, 2018 property	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) property	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) property	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property	Mar. 31, 2021 property	Jan. 31, 2021 property	Dec. 31, 2020 property	Dec. 31, 2020 encumbered_property	Aug. 31, 2020 USD ($) property	Jul. 01, 2020 property	Apr. 30, 2020 USD ($) property	Jan. 31, 2020 USD ($)	Aug. 01, 2019 USD ($)	Apr. 01, 2019 USD ($)	Mar. 21, 2019 USD ($)	Sep. 25, 2018 USD ($)	Jul. 26, 2018 USD ($)	Aug. 31, 2015 USD ($)
Business Acquisition [Line Items]
Number of properties purchased | property																				193
Purchase obligation																																				$ 82,000,000.0
Purchase obligation, amount funded														$ 97,800,000							$ 97,800,000
Development costs																					5,700,000	$ 8,600,000
Gain (loss) on sale of real estate investments																				$ 5,230,000	8,790,000	(70,000)
Repayments of credit facility borrowings																				26,091,000	368,300,000	80,000,000
Number of properties transferred | property																									7
Number of real estate properties																									193	110
Impairment charges																				36,446,000	55,969,000	20,655,000
Bad debt expense																				2,708,000	6,464,000	14,797,000
Total revenues										$ 90,878,000	$ 95,835,000	$ 94,664,000	$ 100,235,000	94,469,000	$ 95,440,000	$ 96,287,000	$ 88,718,000			$ 381,612,000	$ 374,914,000	$ 362,406,000
Business acquisitions
Business Acquisition [Line Items]
Number of properties purchased | property																				9	9	14
Other assets acquired and liabilities assumed in the asset acquisition, net																				$ 1,800,000
Development costs																				0	$ 5,721,000	$ 8,591,000
Fannie Mae Master Credit Facilities
Business Acquisition [Line Items]
Repayments of credit facility borrowings									$ 4,200,000
Assets held for sale
Business Acquisition [Line Items]
Number of properties held for sale | property																									11
Impairment charges																				19,570,000	22,634,000	18,255,000
Disposed by sale
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments																				5,230,000	8,790,000
Contract sale price										40,350,000				62,200,000						40,350,000	62,200,000
Disposed by sale | New York Six MOBs (5 properties)
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments						$ 6,059,000
Contract sale price						$ 45,000,000
Disposed by sale | SNF Properties
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments							$ (70,000)
Contract sale price							$ 27,500,000
Disposed by sale | New York Six MOBs (1 property)
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments					$ 2,883,000
Contract sale price					$ 13,600,000
Assets held for use
Business Acquisition [Line Items]
Impairment charges										3,600,000				$ 33,300,000						$ 16,876,000	33,335,000	2,400,000
Seniors Housing Communities
Business Acquisition [Line Items]
Number of properties purchased | property																				4
Escrow deposits		$ 800,000
Impairment charges																$ 19,000
Seniors Housing Communities | Assets held for sale
Business Acquisition [Line Items]
Number of properties held for sale | property																	1												11
Non-refundable deposits																													$ 300,000	$ 1,000,000.0
Contract sale price											$ 71,800,000							$ 71,800,000													$ 200,000	$ 3,500,000	$ 3,600,000
Seniors Housing Communities | Assets held for use
Business Acquisition [Line Items]
Accumulated depreciation																		$ 700,000
Skilled Nursing Facilities | Assets held for sale | SNF Properties
Business Acquisition [Line Items]
Number of properties disposed | property								8
Impairment charges																			$ 11,900,000
Medical Office Buildings | Assets held for sale
Business Acquisition [Line Items]
Number of properties disposed | property			1
Medical Office Buildings | Assets held for sale | New York Six MOBs (5 properties)
Business Acquisition [Line Items]
Number of properties disposed | property					1	5
Contract sale price																																		$ 58,800,000	$ 68,000,000.0
Medical Office Buildings | Disposed by sale
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments			$ 2,306,000
Contract sale price			$ 8,600,000
Multi-tenant MOB
Business Acquisition [Line Items]
Number of properties purchased | property																				2
Single Tenant MOB
Business Acquisition [Line Items]
Number of properties purchased | property																				3
Business combination, consideration transferred																				$ 110,700,000
Subsequent Event | Seniors Housing Communities | Assets held for use
Business Acquisition [Line Items]
Number of properties held for sale | property																								3
LaSalle Tenant
Business Acquisition [Line Items]
Number of real estate properties | property																									4			4
Accounts receivable, net										$ 12,700,000										12,700,000
Litigation settlement, amount awarded from other party																				7,700,000
Bad debt expense																				400,000	3,500,000	5,000,000.0
NuVista
Business Acquisition [Line Items]
Number of real estate properties | property																									2
Bad debt expense																					$ 1,100,000	$ 6,000,000.0
Total revenues																				$ 1,600,000
LaSalle Guarantor vs LaSalle Tenant | Settled Litigation
Business Acquisition [Line Items]
Litigation settlement, amount awarded from other party				$ 7,700,000
Jupiter, Florida | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration																											$ 65,000,000.0
Number of properties held for sale | property														3							3
Jupiter, Florida | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration												$ 65,000,000.0
Florida | Assets held for sale
Business Acquisition [Line Items]
Non-refundable deposits																											$ 2,900,000
Florida | Skilled Nursing Facilities
Business Acquisition [Line Items]
Number of properties held for sale | property														2							2
Florida | Skilled Nursing Facilities | Assets held for sale
Business Acquisition [Line Items]
Number of properties held for sale | property												2															2
Lutz, Florida | Seniors Housing Communities | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration																											$ 20,000,000.0
Lutz, Florida | Skilled Nursing Facilities
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments									$ 3,800,000
Lutz, Florida | Skilled Nursing Facilities | Disposed by sale
Business Acquisition [Line Items]
Gain (loss) on sale of real estate investments	$ 3,832,000
Contract sale price	20,000,000
Wellington, Florida | Seniors Housing Communities | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration																											$ 33,000,000.0
Michigan | Seniors Housing Communities | Assets held for sale
Business Acquisition [Line Items]
Number of properties held for sale | property														14							14				4
Number of properties disposed | property		11								11
Contract sale price		$ 11,800,000
Number of properties transferred		7																							7
Michigan | Seniors Housing Communities | Disposed by sale
Business Acquisition [Line Items]
Number of properties held for sale | property																									11
Gain (loss) on sale of real estate investments		$ (908,000)
Contract sale price		$ 11,750,000
Michigan | Subsequent Event | Seniors Housing Communities | Assets held for sale
Business Acquisition [Line Items]
Number of properties held for sale | property																							4
Skilled Nursing Facilities | Lutz, Florida | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration												$ 20,000,000.0
Skilled Nursing Facilities | Wellington, Florida | Assets held for sale
Business Acquisition [Line Items]
Prospective consideration												$ 33,000,000.0
Fair Value | Valuation, Income Approach | Jupiter, Florida
Business Acquisition [Line Items]
Cash flows and capitalization rates																				7.00%
Fair Value | Valuation, Income Approach | Lutz, Florida
Business Acquisition [Line Items]
Cash flows and capitalization rates																				9.00%
Fair Value | Valuation, Income Approach | Wellington, Florida
Business Acquisition [Line Items]
Cash flows and capitalization rates																				9.00%
Land
Business Acquisition [Line Items]
Development in progress														$ 10,000,000.0							$ 10,000,000.0
Construction in Progress
Business Acquisition [Line Items]
Development in progress														$ 87,800,000							$ 87,800,000
Credit Facilities
Business Acquisition [Line Items]
Number of properties transferred | property		4
Credit Facilities | Fannie Mae Master Credit Facilities
Business Acquisition [Line Items]
Number of real estate properties | property																									21
Credit Facilities | Fannie Mae Master Credit Facilities | Capital One Facility
Business Acquisition [Line Items]
Number of real estate properties | property																									11
Repayments of debt																				$ 4,200,000
Credit Facilities | Subsequent Event
Business Acquisition [Line Items]
Number of properties transferred | property																								3
Fannie Mae Master Credit Facility
Business Acquisition [Line Items]
Number of properties transferred | property		1
Unencumbered Properties
Business Acquisition [Line Items]
Number of properties transferred | property		2
Unencumbered Properties | Subsequent Event
Business Acquisition [Line Items]
Number of properties transferred | property																								1
Revolving Credit Facility
Business Acquisition [Line Items]
Repayments of credit facility borrowings	$ 17,600,000
Revolving Credit Facility | Credit Facilities
Business Acquisition [Line Items]
Number of real estate properties | property																									89
Repayments of debt																				$ 4,400,000